                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009

Check here if Amendment: [_]; Amendment No.
                                           --
 This Amendment (Check only one): [_] is a restatement.
                                  [_] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Nicholas-Applegate Capital Management LLC
Address:    600 West Broadway, 30th Floor, San Diego, California 92101

Form 13F File Number:  28-04189

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kellie E. Davidson
Title:    Assistant Secretary
Phone:    (949) 219-2200

Signature, Place, and Date of Signing:

  /s/ Kellie E. Davidson      Newport Beach, California      August 11, 2009
---------------------------  ---------------------------  ----------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this Report)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this Report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number:   Name:
     ---------------------   ----------------------------------------
     28-2701                 Allianz Global Investors of America L.P.